Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)
Deutsche Mortgage & Asset Receiving Corporation
Deutsche Bank Securities Inc.
(together, the “Specified Parties”):

Re: COMM 2021-2400 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “COMM 2021-2400_Tape Final.xlsx” provided by the Company on November 30, 2021 (the “Data File”), containing information on one mortgage loan and related mortgaged property as of December 9, 2021 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by COMM 2021-2400 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loan and related mortgaged property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loan being securitized, (iii) the compliance of the originator of the mortgage loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loan or related mortgaged property that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

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The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
November 30, 2021

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COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Primary Type	Appraisal, Engineering Report
Secondary Type	Appraisal, Engineering Report
Properties per Loan	Appraisal, Engineering Report
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report
Year Built	Appraisal, Engineering Report
Latest Renovation	Appraisal, Engineering Report
As-is Appr. Value	Appraisal, Engineering Report
As-is Value Date	Appraisal, Engineering Report
Appraisal Firm	Appraisal
FIRREA	Appraisal
Date of Seismic Report	Seismic Report
Seismic Firm	Seismic Report
Located in Seismic Zone (Yes/No)	Seismic Report
PML (%)	Seismic Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Date of Phase I Report	Engineering Report
Environmental Firm	Phase I Report
Material Recognized Environmental Concern (Y/N)	Phase I Report
Phase II Recommended (Yes/No)	Phase I Report
Date of Phase II Report	Phase II Report

Attribute	Source Document(s)
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
4th Largest Tenant	Underwritten Rent Roll
4th Largest Tenant Leased SF	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
5th Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Leased SF	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
1st Mortgage Original Balance	Settlement Statement, Loan Agreement
1st Mortgage Current Balance	Settlement Statement, Loan Agreement
1st Mortgage Balloon Balance	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Assumption	Provided by the Company in email
LIBOR Setting	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Reset Frequency	Loan Agreement, Promissory Note, Mortgage, Deed of Trust

Attribute	Source Document(s)
LIBOR Rounding	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
1st Mortgage LIBOR Floor	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
1st Mortgage Margin	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
LIBOR Cap	LIBOR Cap Confirmation
LIBOR Cap Expiration	LIBOR Cap Confirmation
Note Date	Loan Agreement
Borr. Legal Name	Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranties, Loan Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranties, Loan Agreement
Recourse Guarantor Name	Guaranties, Loan Agreement
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranties, Loan Agreement
Related Borrower	Loan Agreement, Promissory Note, Mortgage, Deed of Trust
Loan Purpose	Settlement Statement
Payment Day	Loan Agreement, Promissory Note
Interest Accrual Begin	Loan Agreement, Promissory Note
Interest Accrual End	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Loan Type	Loan Agreement, Promissory Note
1st Amortization Date	Loan Agreement, Promissory Note
Mezz Amort	Mezzanine Loan Agreement, Mezzanine Promissory Note
IO Period	Loan Agreement, Promissory Note
1st. IO Date	Loan Agreement, Promissory Note
First Pmt Date	Loan Agreement, Promissory Note
Maturity Date	Loan Agreement, Promissory Note
Exit Fee	Loan Agreement, Promissory Note
Extension Option	Loan Agreement, Promissory Note

Attribute	Source Document(s)
Extension Fee	Loan Agreement, Promissory Note
Fully Extended Maturity	Loan Agreement, Promissory Note
Aggregate Extension Options	Loan Agreement, Promissory Note
Prepay Description	Loan Agreement, Promissory Note
Partial Prepay Permitted (Provisions)	Loan Agreement, Promissory Note
Lockout Period	Loan Agreement, Promissory Note
Penalty Period	Loan Agreement, Promissory Note
Open Period	Loan Agreement, Promissory Note
Lockout Exp Date	Loan Agreement, Promissory Note
Prepay Penalty Start Date	Loan Agreement, Promissory Note
Prepay Penalty End Date	Loan Agreement, Promissory Note
Grace Days Default	Loan Agreement, Promissory Note
Grace Days Late Fee	Loan Agreement, Promissory Note
Default Rate	Loan Agreement, Promissory Note
Late Fee	Loan Agreement, Promissory Note
SPE	Loan Agreement, Promissory Note
Non Consol	Non Consolidation Opinion
Ind. Director	Loan Agreement, Promissory Note
Partial Release Permitted	Loan Agreement, Promissory Note
Partial Release Description	Loan Agreement, Promissory Note
Lien Position	Title Policy
Fee Simple / Leasehold	Title Policy
Ground Lease	Ground Lease
Ground Lease Exp.	Ground Lease
Annual Ground Lease Payment	Ground Lease
LockBox Type	Loan Agreement, DACA Agreement

Attribute	Source Document(s)
Cash Management	Loan Agreement, Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement, Cash Management Agreement
Initial Tax Reserve	Settlement Statement, Loan Agreement
Initial Insurance Reserve	Settlement Statement, Loan Agreement
Initial Replacement Reserve	Settlement Statement, Loan Agreement
Initial TI/LC Reserve	Settlement Statement, Loan Agreement
Initial Deferred Maintenance Reserve	Settlement Statement, Loan Agreement
Initial Environmental Reserve	Settlement Statement, Loan Agreement
Initial Debt Service Reserve	Settlement Statement, Loan Agreement
Initial Other Reserve	Settlement Statement, Loan Agreement
Initial Other Reserve Description	Settlement Statement, Loan Agreement
Ongoing Tax Escrow	Loan Agreement, Settlement Statement
Ongoing Insurance Escrow	Loan Agreement, Settlement Statement
Ongoing Required Replacement Reserves	Loan Agreement, Settlement Statement
Ongoing Required TI/LC	Loan Agreement, Settlement Statement
Ongoing Other Reserve	Loan Agreement, Settlement Statement
Ongoing Other Reserve Description	Loan Agreement, Settlement Statement
UW EGI	Underwritten Cash Flow Statement
UW Expenses	Underwritten Cash Flow Statement
UW NOI	Underwritten Cash Flow Statement
UW Replacement Reserves	Underwritten Cash Flow Statement
UW TILC	Underwritten Cash Flow Statement
UW NCF	Underwritten Cash Flow Statement
Most Recent Financial Statement Date	Underwritten Cash Flow Statement
Most Recent NCF	Underwritten Cash Flow Statement
2nd Most Recent Financial Statement Date	Underwritten Cash Flow Statement

Attribute	Source Document(s)
2nd Most Recent NCF	Underwritten Cash Flow Statement
3rd Most Recent Financial Statement Date	Underwritten Cash Flow Statement
3rd Most Recent NCF	Underwritten Cash Flow Statement
Directs Investment (Borrower or Lender)	Loan Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Free Rent	Loan Agreement
Other Escrows	Loan Agreement

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Appraised Value / Unit	As-is Appr. Value divided by Collateral SF
Largest Tenant % of NSF	Largest Tenant divided by Collateral SF
2nd Largest Tenant % of NSF	2nd Largest Tenant divided by Collateral SF
3rd Largest Tenant % of NSF	3rd Largest Tenant divided by Collateral SF
4th Largest Tenant % of NSF	4th Largest Tenant divided by Collateral SF
5th Largest Tenant % of NSF	5th Largest Tenant divided by Collateral SF
1st Mortgage Balance / Unit	1st Mortgage Current Balance divided by Collateral Units
1st Mortgage "As Is" Current LTV	1st Mortgage Current Balance divided by As-is Appr. Value
1st Mortgage "As Is" Maturity LTV	1st Mortgage Balloon Balance divided by As-is Appr. Value
Effective LIBOR 1st Mortgage	Greater of i) LIBOR Assumption or ii) 1st Mortgage LIBOR Floor
1st Mortgage Coupon	1st Mortgage Margin plus the greater of i) LIBOR Assumption and ii) 1st Mortgage LIBOR Floor
1st Mortgage Debt Service at LIBOR	The product of i) 1st Mortgage Current Balance, ii) 1st Mortgage Coupon, iii) 365/360
1st Mortgage Cap Coupon	1st Mortgage Margin plus LIBOR Cap
1st Mortgage Debt Service at Cap	The product of i) 1st Mortgage Current Balance, ii) 1st Mortgage Cap Coupon, iii) 365/360
Original Term	Number of payments between and including the First Pmt Date and the Maturity Date
Seasoning	Number of payments between and including the First Pmt Date and the Cut-off Date
Remaining Term	Original Term minus Seasoning
Original Term Extended	Number of payments between and including the First Pmt Date and the Fully Extended Maturity
Remaining Term Extended	Original Term Extended minus Seasoning
1st Mortgage UW NCF DSCR at LIBOR	UW NCF divided by 1st Mortgage Debt Service at LIBOR

Attribute	Calculation Methodology
1st Mortgage UW NOI DSCR at LIBOR	UW NOI divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NCF DSCR at Cap	UW NCF divided by 1st Mortgage Debt Service at Cap
1st Mortgage UW NOI DSCR at Cap	UW NOI divided by 1st Mortgage Debt Service at Cap
1st Mortgage UW NOI Debt Yield	UW NOI divided by 1st Mortgage Original Balance
1st Mortgage UW NCF Debt Yield	UW NCF divided by 1st Mortgage Original Balance

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not to perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):
Compared Attribute(s)	Company Instruction